Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 144,900,000.00
Previously Paid Amount	19,216.62
Total Fee Amount	20,010.70
Total Offset Amount	0.00
Net Fee	$ 794.08